Form N-1A Cover	Aug. 30, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	BNY Mellon Advantage Funds, Inc.
Entity Central Index Key	0000914775
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 30, 2024
Prospectus Date	Mar. 01, 2024
Supplement to Prospectus [Text Block]	August 30, 2024 BNY MELLON ADVANTAGE FUNDS, INC. BNY Mellon Global Dynamic Bond Income Fund Supplement to Current Summary Prospectus and Prospectus